Related Parties Balances and Transactions	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 9 — RELATED PARTIES BALANCES AND TRANSACTIONS

Accounts receivable-related parties

Accounts receivable from related parties amounted to $54,825 as of September 30, 2022, which have been fully collected subsequently.

Due from a related party

Due from a related party amounted to $100,122 and $nil as of September 30, 2022 and 2021, respectively, representing the balance of funds advanced to the CEO of the Company for immediate business and travel advance on behalf of the company. The amount was fully collected subsequently.

Due to a related party

Due to a related party amounted to $nil and $672,560 as of September 30, 2022 and 2021, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the years ended September 30, 2022, 2021 and 2020, the Company provided educational management consulting service to certain kindergartens owned by the CEO and earned revenue from related parties of $710,620, $365,042 and $334,558, respectively.

Guarantee provided to a related party

On September 26, 2019, the Company’s subsidiary Xianjin signed an agreement with Shanghai Pudong Development Bank to provide guarantee for a related party’s borrowing of $1,207,804 for a period from September 26, 2019 to September 26, 2022. The related party is owned by CEO, who, in return, personally indemnifies the Company against any potential losses caused by the above guaranty. As of September 30, 2022, the guarantee is expired and no liability incurred.

Guarantee provided by related parties

Three related parties guaranteed the repayment of the Company’s short-term and long-term loans. (See Note 8)